Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
China | China Contribution Plan
Employee benefit plans
Employer contribution under China Contribution Plan	$ 69.9	$ 59.7	$ 60.1
U.S. | 401(k) Savings Plan
Employee benefit plans
Maximum percentage of eligible pretax earnings to be deferred by employees of U.S. subsidiary under 401(k) Savings Plan	100.00%